Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated May 27, 2015
to the AICPA Group Contract Prospectus
(For Certificates effective on or before 12/31/2008)
and
(For Certificates effective on or after 1/1/2009)

dated May 1, 2015 for

Group Variable Universal Life Insurance Contracts

Effective May 21, 2015, Aon Benfield Securities, Inc. is Aon Securities Inc. All references in your prospectus to Aon Benfield Securities, Inc. are replaced with Aon Securities Inc.

AICPASUP101